Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands	May 31, 2021 TWD ($)	May 31, 2021 USD ($)	Feb. 18, 2021 TWD ($)	Feb. 18, 2021 USD ($)
Subsequent Event [Line Items]
Property development construction required to complete with in period			3 years	3 years
Subsequent Event | Property Development Agreement [Member]
Subsequent Event [Line Items]
Property development administrative Fee	$ 30,000	$ 1,051
Subsequent Event | Performance Bond Secured By A Certificate Of Deposit [Member] | Property Development Agreement [Member]
Subsequent Event [Line Items]
Property development surety amount	$ 150,000	$ 5,257
Subsequent Event | Taipei [Member] | Office Building [Member]
Subsequent Event [Line Items]
Amount paid for bid bond			$ 30,000	$ 1,051